Other non-current assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Assets, Noncurrent Disclosure [Abstract]
Deferred tax effect of internal transfer of assets – net of current portion	$ 111.1	$ 120.3
Loan fee	14.4	16.7
Other	2.7	1.5
Total other non-current assets	$ 128.2	$ 138.5